CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 418,031	$ 397,589
Prepaid expenses	31,535	10,293
Total current assets	449,566	407,882
Equipment, net of accumulated depreciation of $53 for 2016	898
Intangible Assets	152,854	152,854
Total assets	603,318	560,736
Current liabilities
Accounts payable		71,563
Accounts payable - related parties	33,290	30,095
Contract and contribution payable	150,000	134,125
Interest payable to related party	15,220
Convertible promissory notes payable to related party, net of discount of $534,519 for 2016	165,481
Total current liabilities	363,991	235,783
Contract and contribution payable, less current portion		100,000
Total liabilities	363,991	335,783
Stockholders' equity
Preferred stock: $0.0001 par value; 10,000,000 shares authorized, no shares issued and outstanding
Common stock: $0.00001 par value; 500,000,000 shares authorized, 70,069,693 and 67,781,934 shares issued and outstanding at December 31, 2016 and 2015, respectively	702	678
Additional paid-in capital	11,290,209	9,197,970
Retained deficit	(11,051,584)	(8,973,695)
Total stockholders' equity	239,327	224,953
Total liabilities and stockholders' equity	$ 603,318	$ 560,736